Employee Benefit Obligations - Summary of Post-Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT OBLIGATIONS
Post-employment obligations	$ 14,610,975	$ 14,875,948
Total	14,610,975	14,875,948
Non-current provisions for employee benefits	$ 14,610,975	$ 14,875,948